Summary of Significant Accounting Policies - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Directors & officers insurance	$ 253,887
Total other assets	$ 253,887